REVENUES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2026	Dec. 31, 2025
SCHEDULE OF DISAGGREGATION OF REVENUE

The following table provides information about disaggregated revenue based on the preceding categories for the nine months ended September 30, 2026 and 2025 (in thousands):

	2026	2025
Machines	$35,131	$26,566
Parts	8,122	7,196
Shipping	1,759	1,328
Service	1,083	551
Software subscription	431	155
Other	-	2
Total revenues	$46,526	$35,798

The following table provides information about disaggregated revenue based on the preceding categories (in thousands):

	2025	2024
Machines	$34,962	$31,589
Parts	9,499	8,358
Shipping	1,760	1,817
Service	720	652
Software subscription	236	51
Other	1	10
Total revenues	$47,178	$42,477

Software Subscription Revenues [Member]
SCHEDULE OF CONTRACT LIABILITIES

	September 30, 2026	December 31, 2025
Beginning balance	$308	$76
Less amounts recognized during the period	(431)	(271)
New deposits during the period	1,093	503
Total deferred software subscription fees	$970	$308

	December 31, 2025	December 31, 2024
Beginning balance	$76	$9
Less amounts recognized during the period	(271)	(70)
New deposits during the period	503	137
Total customer deposits	$308	$76

Customer Deposits [Member]
SCHEDULE OF CONTRACT LIABILITIES

	September 30, 2026	December 31, 2025
Beginning balance	$3,084	$1,103
Less amounts recognized during the period	(22,315)	(28,670)
New deposits during the period	20,170	30,651
Total customer deposits	$939	$3,084

	2025	2024
Beginning balance	$1,103	$2,542
Less amounts recognized during the year	(28,670)	(30,010)
New deposits during the year	30,651	28,571
Total customer deposits	$3,084	$1,103